UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.6%
	COMMUNICATIONS – 3.5%
233	Verizon Communications, Inc.	$11,608

	CONSUMER DISCRETIONARY – 8.9%
125	Home Depot, Inc.	11,688
101	McDonald's Corp.	9,466
128	VF Corp.	8,207
		29,361
	CONSUMER STAPLES – 12.7%
162	CVS Caremark Corp.	12,871
66	Kraft Foods Group, Inc.	3,887
198	Mondelez International, Inc. - Class A	7,166
86	PepsiCo, Inc.	7,954
124	Procter & Gamble Co.	10,306
		42,184
	ENERGY – 7.4%
95	Chevron Corp.	12,298
124	Exxon Mobil Corp.	12,333
		24,631
	FINANCIALS – 14.8%
146	Aflac, Inc.	8,941
46	BlackRock, Inc.	15,204
134	CME Group, Inc.	10,258
249	JPMorgan Chase & Co.	14,803
		49,206
	HEALTH CARE – 11.7%
171	Cardinal Health, Inc.	12,603
141	Johnson & Johnson	14,626
312	Roche Holding A.G. - ADR1	11,391
		38,620
	INDUSTRIALS – 15.1%
118	Boeing Co.	14,962
143	Emerson Electric Co.	9,155
162	Illinois Tool Works, Inc.	14,290
107	United Technologies Corp.	11,554
		49,961
	MATERIALS – 2.6%
66	Praxair, Inc.	8,682

	TECHNOLOGY – 18.9%
189	Apple, Inc.	19,373

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
134	Automatic Data Processing, Inc.	$11,186
294	Intel Corp.	10,266
217	Microsoft Corp.	9,858
156	QUALCOMM, Inc.	11,872
		62,555
	TOTAL COMMON STOCKS (Cost $265,507)	316,808

	SHORT-TERM INVESTMENTS – 18.3%
60,771	Fidelity Institutional Government Portfolio, 0.01%2	60,771

	TOTAL SHORT-TERM INVESTMENTS (Cost $60,771)	60,771

	TOTAL INVESTMENTS – 113.9% (Cost $326,278)	377,579
	Liabilities in Excess of other assets – (13.9)%	(45,952)

	TOTAL NET ASSETS – 100.0%	$331,627

ADR – American Depository Receipt

1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.6%
	CONSUMER DISCRETIONARY – 20.1%
78	Dunkin' Brands Group, Inc.	$3,396
94	LKQ Corp.*	2,670
82	Marriott International, Inc. - Class A	5,691
41	Michael Kors Holdings Ltd.* 1	3,285
24	O'Reilly Automotive, Inc.*	3,743
105	Penske Automotive Group, Inc.	5,037
131	Sally Beauty Holdings, Inc.*	3,652
39	Ulta Salon Cosmetics & Fragrance, Inc.*	3,795
		31,269
	CONSUMER STAPLES – 5.4%
54	Church & Dwight Co., Inc.	3,685
48	Hain Celestial Group, Inc.*	4,721
		8,406
	ENERGY – 7.0%
38	Concho Resources, Inc.*	5,397
70	Gulfport Energy Corp.*	4,095
41	Sanchez Energy Corp.*	1,361
		10,853
	FINANCIALS – 10.7%
25	Affiliated Managers Group, Inc.*	5,279
12	Alliance Data Systems Corp.*	3,176
83	Portfolio Recovery Associates, Inc.*	4,717
31	WEX, Inc.*	3,523
		16,695
	HEALTH CARE – 20.1%
122	Akorn, Inc.*	4,760
58	Globus Medical, Inc. - Class A*	1,052
85	Grifols S.A. - ADR1	3,413
46	InterMune, Inc.*	3,379
135	Keryx Biopharmaceuticals, Inc.*	2,456
54	Mallinckrodt PLC* 1	4,401
14	Perrigo Co. PLC1	2,082
12	Pharmacyclics, Inc.*	1,493
81	Premier, Inc. - Class A*	2,558
28	Sirona Dental Systems, Inc.*	2,282
32	Teleflex, Inc.	3,503
		31,379
	INDUSTRIALS – 23.2%
86	A.O. Smith Corp.	4,221
60	AMETEK, Inc.	3,176
39	Flowserve Corp.	2,960

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
59	Fortune Brands Home & Security, Inc.	$2,549
70	MasTec, Inc.*	2,135
82	Quanta Services, Inc.*	2,980
100	Robert Half International, Inc.	5,021
20	Roper Industries, Inc.	3,011
32	Snap-on, Inc.	3,998
21	TransDigm Group, Inc.	3,948
24	Watsco, Inc.	2,220
		36,219
	TECHNOLOGY – 9.1%
38	Amphenol Corp. - Class A	3,914
47	Citrix Systems, Inc.*	3,302
55	Gartner, Inc.*	4,103
71	MAXIMUS, Inc.	2,925
		14,244
	TOTAL COMMON STOCKS (Cost $127,274)	149,065

	SHORT-TERM INVESTMENTS – 36.1%
56,179	Fidelity Institutional Government Portfolio, 0.01%2	56,179

	TOTAL SHORT-TERM INVESTMENTS (Cost $56,179)	56,179

	TOTAL INVESTMENTS – 131.7% (Cost $183,453)	205,244
	Liabilities in Excess of other assets – (31.7)%	(49,458)

	TOTAL NET ASSETS – 100.0%	$155,786

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Note 1 – Organization
Oak Ridge Dividend Growth Fund (“Dividend Growth Fund”) and Oak Ridge Growth Opportunity Fund (“Growth Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Dividend Growth Fund’s primary investment objective is to seek long-term capital appreciation and provide current income. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At August 31, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Dividend Growth Fund	Growth Opportunity Fund
Cost of investments	$326,278	$183,453

Gross unrealized appreciation	$52,187	$25,433
Gross unrealized depreciation	(886)	(3,642)
Net unrealized appreciation on investments	$51,301	$21,791

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2014 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2014, in valuing the Funds’ assets carried at fair value:

Dividend Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$316,808	$-	$-	$316,808
Short-Term Investments	60,771	-	-	60,771
Total	$377,579	$-	$-	$377,579

Growth Opportunity Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$149,065	$-	$-	$149,065
Short-Term Investments	56,179	-	-	56,179
Total	$205,244	$-	$-	$205,244

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/14

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/14

* Print the name and title of each signing officer under his or her signature.